Bank Borrowings and Bank Overdraft - Schedule of Reconciliation of Liabilities Arising From Financing Activities (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Bank borrowing
As at beginning of the year/period	RM 3,262,715	$ 774,496	RM 2,909,469	RM 2,909,469
Proceeds from borrowing			1,000,000	1,000,000
Scheduled repayment	(488,187)	(115,885)		(908,930)
Finance cost	126,887	30,120	121,340	262,176
As at end of the year/period	2,901,415	688,731		3,262,715
As at beginning of the year/period	162,577	38,593	209,571	209,571
As at beginning of the year/period			(137,181)	(137,181)
Scheduled repayment	(27,142)	(6,443)	RM (28,542)	(57,084)
Addition during the year
Imputed interest	3,926	932		10,090
Termination	(37,340)	(8,864)
As at end of the year/period	102,021	24,218		162,577
(Repayment)/Advance	3,467	823		(137,181)
As at end of the year/period	RM 3,467	$ 823